INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Benefit

Income tax benefit for the years ended December 31, 2018 and 2017 consisted of the following (in thousands):

	Years Ended December 31,
	2018	2017
Current provision:
State	$(693)	$(681)
Federal	—	—
Foreign	(101)	(137)
Total	(794)	(818)
Deferred provision:
State	(23)	(373)
Federal	2,725	10,898
Foreign	(111)	(86)
Total	2,591	10,439
Total income tax benefit	$1,797	$9,621

Reconciliation of Federal Statutory Tax Rate to Partnership's Effective Tax Rate

A reconciliation of the federal statutory tax rate to the Partnership’s effective tax rate is as follows:

	Years Ended December 31,
	2018	2017
Computed tax provision (benefit) at the applicable statutory tax rate	21.0%	35.0%
State and local taxes net of federal income tax benefit	(1.1)%	(1.1)%
Tax exempt (income) loss	(1.5)%	(1.2)%
Change in current year valuation allowance	(18.3)%	(24.1)%
Partnership earnings not subject to tax	2.0%	6.3%
Changes in tax due to Tax Act and ASC 606 retroactive impact	0.5%	(7.7)%
Changes in valuation allowance due to Tax Act	—%	15.1%
Permanent differences	(0.1)%	(10.9)%
Other	—%	—%
Effective tax rate	2.5%	11.4%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Prepaid expenses	$5,102	$5,538
State net operating loss	24,162	19,305
Federal net operating loss	84,017	74,109
Foreign net operating loss	2,106	2,306
Other	55	55
Valuation allowance	(89,066)	(73,759)
Total deferred tax assets	26,376	27,554
Deferred tax liabilities:
Property, plant and equipment	2,119	4,104
Deferred revenue related to future revenues and accounts receivable	25,021	27,175
Deferred revenue related to cemetery property	5,825	5,829
Total deferred tax liabilities	32,965	37,108
Net deferred tax liabilities	$6,589	$9,554

Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows (in thousands):

	December 31,
	2018	2017
Deferred tax assets	$86	$84
Noncurrent assets	86	84
Deferred tax assets	26,290	27,470
Deferred tax liabilities	32,965	37,108
Noncurrent liabilities	6,675	9,638
Net deferred tax liabilities	$6,589	$9,554